Insurance business - Schedule of net finance income (expense) from insurance, participating investment and reinsurance contracts (Details) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Disclosure of analysis of insurance revenue [line items]
Net investment return on assets held to back insurance and investment contracts	[1]	£ 5,316	£ 6,189	£ 9,824
Net finance expense from insurance, participating investment and reinsurance contracts		(3,512)	(3,864)	(6,477)
Movement in third party interests in consolidated funds		(634)	(257)	(802)
Change in non-participating investment contracts		(1,171)	(2,144)	(2,734)
Net finance expense in respect of insurance and investment contracts	[1]	(5,317)	(6,265)	(10,013)
Income (expense) from unit-linked and with-profit contracts, variable fee approach		3,426	3,737	6,951
Total life
Disclosure of analysis of insurance revenue [line items]
Net finance expense from insurance, participating investment and reinsurance contracts		(3,509)	(3,860)	(6,474)
Total non-life
Disclosure of analysis of insurance revenue [line items]
Net finance expense from insurance, participating investment and reinsurance contracts		(3)	(4)	(3)
Insurance contracts
Disclosure of analysis of insurance revenue [line items]
Net gains on financial assets and liabilities at fair value through profit or loss		3,537	4,002	6,283
Foreign exchange		140	(25)	221
Gains (losses) on fair value adjustment, investment property		1	(2)	(2)
Increase (decrease) through insurance revenue, insurance contracts liability (asset)		3,678	3,975	6,502
Net investment return on assets held to back third party interests in consolidated funds		703	275	830
Net investment return on assets held to back non-participating investment contracts		935	1,939	2,492
Net investment return on assets held to back insurance and investment contracts		5,316	6,189	9,824
Net finance expense from insurance and participating investment contracts		(3,535)	(3,830)	(6,558)
Insurance contracts | Total life
Disclosure of analysis of insurance revenue [line items]
Net gains on financial assets and liabilities at fair value through profit or loss		3,520	3,984	6,263
Foreign exchange		140	(25)	221
Gains (losses) on fair value adjustment, investment property		1	(2)	(2)
Increase (decrease) through insurance revenue, insurance contracts liability (asset)		3,661	3,957	6,482
Net finance expense from insurance and participating investment contracts		(3,532)	(3,826)	(6,555)
Insurance contracts | Total non-life
Disclosure of analysis of insurance revenue [line items]
Net gains on financial assets and liabilities at fair value through profit or loss		17	18	20
Foreign exchange		0	0	0
Gains (losses) on fair value adjustment, investment property		0	0	0
Increase (decrease) through insurance revenue, insurance contracts liability (asset)		17	18	20
Net finance expense from insurance and participating investment contracts		(3)	(4)	(3)
Reinsurance contracts held
Disclosure of analysis of insurance revenue [line items]
Net finance income from reinsurance contracts held		23	(34)	81
Reinsurance contracts held | Total life
Disclosure of analysis of insurance revenue [line items]
Net finance income from reinsurance contracts held		23	(34)	81
Reinsurance contracts held | Total non-life
Disclosure of analysis of insurance revenue [line items]
Net finance income from reinsurance contracts held		£ 0	£ 0	£ 0

[1]	[1]Comparative periods have been represented for presentational changes. See note 1.